Trade and Other Receivables - Other Receivables (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial assets that are either past due or impaired [line items]
Trade and other receivables	₩ 12,614,902	₩ 10,029,276
Gross amount
Disclosure of financial assets that are either past due or impaired [line items]
Trade and other receivables	12,937,068	10,324,255
Allowance for doubtful accounts
Disclosure of financial assets that are either past due or impaired [line items]
Trade and other receivables	(308,453)	(288,049)
Present value discount
Disclosure of financial assets that are either past due or impaired [line items]
Trade and other receivables	(13,713)	(6,930)
Trade receivables
Disclosure of financial assets that are either past due or impaired [line items]
Trade and other receivables	9,699,835	7,723,908
Trade receivables | Not overdue
Disclosure of financial assets that are either past due or impaired [line items]
Trade and other receivables	9,509,775	7,603,472
Trade receivables | Impairment reviewed
Disclosure of financial assets that are either past due or impaired [line items]
Trade and other receivables	389,060	325,775
Trade receivables | Impairment reviewed | Less than 60 days
Disclosure of financial assets that are either past due or impaired [line items]
Trade and other receivables	5,592	11,577
Trade receivables | Impairment reviewed | 60 ~ 90 days
Disclosure of financial assets that are either past due or impaired [line items]
Trade and other receivables	36,389	27,201
Trade receivables | Impairment reviewed | 90 ~ 120 days
Disclosure of financial assets that are either past due or impaired [line items]
Trade and other receivables	31,442	28,230
Trade receivables | Impairment reviewed | 120 days ~ 1year
Disclosure of financial assets that are either past due or impaired [line items]
Trade and other receivables	99,655	51,945
Trade receivables | Impairment reviewed | Over 1 year
Disclosure of financial assets that are either past due or impaired [line items]
Trade and other receivables	215,982	206,822
Trade receivables | Gross amount
Disclosure of financial assets that are either past due or impaired [line items]
Trade and other receivables	9,898,835	7,929,247
Trade receivables | Allowance for doubtful accounts
Disclosure of financial assets that are either past due or impaired [line items]
Trade and other receivables	(199,000)	(205,339)
Other receivables
Disclosure of financial assets that are either past due or impaired [line items]
Trade and other receivables	2,915,067	2,305,368
Other receivables | Not overdue
Disclosure of financial assets that are either past due or impaired [line items]
Trade and other receivables	2,857,253	2,251,474
Other receivables | Impairment reviewed
Disclosure of financial assets that are either past due or impaired [line items]
Trade and other receivables	180,980	143,534
Other receivables | Impairment reviewed | Less than 60 days
Disclosure of financial assets that are either past due or impaired [line items]
Trade and other receivables	92	87
Other receivables | Impairment reviewed | 60 ~ 90 days
Disclosure of financial assets that are either past due or impaired [line items]
Trade and other receivables	13,643	4,881
Other receivables | Impairment reviewed | 90 ~ 120 days
Disclosure of financial assets that are either past due or impaired [line items]
Trade and other receivables	2,982	1,248
Other receivables | Impairment reviewed | 120 days ~ 1year
Disclosure of financial assets that are either past due or impaired [line items]
Trade and other receivables	18,494	11,438
Other receivables | Impairment reviewed | Over 1 year
Disclosure of financial assets that are either past due or impaired [line items]
Trade and other receivables	145,769	125,880
Other receivables | Gross amount
Disclosure of financial assets that are either past due or impaired [line items]
Trade and other receivables	3,038,233	2,395,008
Other receivables | Allowance for doubtful accounts
Disclosure of financial assets that are either past due or impaired [line items]
Trade and other receivables	(109,453)	(82,710)
Other receivables | Present value discount
Disclosure of financial assets that are either past due or impaired [line items]
Trade and other receivables	₩ (13,713)	₩ (6,930)